5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2019
Notes
5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES	5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES

		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2019	$ -	$ 167,920	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Write-down of property during the year	-	-	(1,096,840)	(143,154)	-	-	-	(1,239,994)
As of December 31, 2019	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921

Mineral exploration expenses for the year ended December 31, 2019
Concession fees and taxes	$ 15,422	$ 50,003	$ 10	$ -	$ 3,564	$ -	$ -	$ 68,999
Depreciation	1,676	7,120	2,200	-	-	-	-	10,996
Drilling	-	124,262	-	-	-	-	-	124,262
Geological salaries and consulting	59,406	121,313	7,930	-	33,885	-	-	222,534
Insurance	122	3,755	3,185	-	217	-	-	7,279
Legal and accounting	19	498	-	-	243	-	-	760
Office and administrative fees	6,379	14,071	2,426	-	812	-	-	23,688
Rent	9,202	57,794	12,308	-	6,857	-	-	86,161
Site costs	1,157	13,950	730	-	285	-	-	16,122
Travel	109	5,430	23	-	64	-	-	5,626
Reimbursements from optionee	-	(291,680)	-	-	-	-	-	(291,680)
	$ 93,492	$ 106,516	$ 28,812	$ -	$ 45,927	$ -	$ -	$ 274,747
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	9,998	206,975	4	-	1,272,449
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,508,740	4,692,323	119,801	711,908	12,359	-	13,669,955
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	249,536	236,040	80,149	101,180	5,255	63,191	779,050
Rent	188,804	550,185	408,092	28,694	88,221	-	20,560	1,284,556
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	192,664	172,925	185,074	194,582	-	8,865	825,562
Travel	75,625	237,131	171,652	60,107	22,478	-	15,326	582,319
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,693,840)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,464,810)
	$ 488,524	$ 1,058,848	$ 3,656,662	$ 149,944	$ 1,777,602	$ 252,083	$ 248,848	$ 7,632,511

		Portugal			Kosovo		Germany	Others
	Alvito	Alvalade	Covas	Others	Slivovo	Others			Total

Exploration and evaluation assets
Acquisition costs
As of January 1, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Addition during the period	-	-	-	-	-	-	-	-	-
As of December 31, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2018
Concession fees and taxes	$ 30,425	$ 46,595	$ -	$ 861	$ -	$ 1,622	$ -	$ -	$ 79,503
Depreciation	-	10,058	-	13,738	-	-	-	-	23,796
Drilling	472,513	485,935	-	-	-	-	-	-	958,448
Geological salaries and consulting	459,193	182,622	4,930	113,737	-	70,432	-	-	830,914
Geology work	-	-	-	-	-	-	-	15,592	15,592
Insurance	1,240	1,811	-	2,279	-	-	-	-	5,330
Legal and accounting	-	226	-	239	-	215	-	-	680
Office and administrative fees	5,400	35,292	839	22,755	-	1,676	-	4,313	70,275
Rent	66,513	62,112	3,107	51,433	-	14,125	-	138	197,428
Site costs	25,777	17,587	550	16,419	-	697	-	-	61,030
Travel	18,418	5,981	3,472	3,823	-	1,041	-	555	33,290
Reimbursements from optionee	(1,079,479)	(32,371)	(12,898)	(64,904)	-	-	-	-	(1,189,652)
	$ -	$ 815,848	$ -	$ 160,380	$ -	$ 89,808	$ -	$ 20,598	$ 1,086,634

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	132,478	311,861	197,339	348,359	9,998	203,411	4	-	1,203,450
Depreciation	5,515	10,058	-	89,331	-	-	-	-	104,904
Drilling	472,513	485,935	-	-	1,180,217	-	-	-	2,138,665
Geological salaries and consulting	1,565,418	6,387,427	2,094,650	2,589,743	119,801	678,023	12,359	-	13,447,421
Geology work	-	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,561	20,418	10,550	32,694	14,604	14,790	-	-	98,617
Legal and accounting	158	522	130	937	58,158	13,715	-	-	73,620
Office and administrative fees	37,320	235,465	26,160	207,454	80,149	100,368	5,255	63,191	755,362
Rent	179,602	492,391	52,175	343,609	28,694	81,364	-	20,560	1,198,395
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	70,295	178,714	58,205	113,990	185,074	194,297	-	8,865	809,440
Travel	75,516	231,701	60,210	111,419	60,107	22,414	-	15,326	576,693
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,402,160)	(2,433,097)	(308,385)	(2,834,986)	(45,158)	-	-	(15,173,130)
	$ 395,032	$ 952,332	$ 66,322	$ 3,561,528	$ 149,944	$1,731,675	$ 252,083	$ 248,848	$ 7,357,764

Portugal

The Company, through its 100% holding in MAEPA Empreendimentos Mineiros e Participacoes Lda (“MAEPA”), holds four exploration licenses in Portugal, spread from the north to the south in the country. The licenses have been issued to MAEPA by the government of Portugal, and relate to the following named properties:

•Alvalade

•Alvito

•Mertola

•Marateca (dropped)

Licenses have varying required work commitments and carry a 3% Net Smelter Return (“NSR”) payable to the government of Portugal.

Alvalade:

In June 2017, the Company recovered 100% ownership of the Alvalade project by forgiving certain debts, assuming a deposit on the project and making future payments to its initial partner upon meeting certain milestones.

On December 7, 2017, the Company signed an exclusivity agreement with a subsidiary of an international mining company, allowing it a right to negotiate the acquisition of an interest in the Alvalade property for a non-refundable payment of €25,000.  Such amount was received in December 2017 and was used to offset the expenditures incurred in fiscal 2018.

On November 19, 2019, the Company and MAEPA (collectively the “Company”) and Minas de Aguas Teñidas, S.A. (“MATSA”) and its wholly-owned subsidiary EUL (collectively “MATSA”) entered into an Earn-In Joint Venture Agreement (the “Agreement”) in respect of the Alvalade project. Pursuant to the Agreement, Pormining was incorporated to hold assets and develop mineral rights (both as defined) and EUL can earn up to an 85% interest in Pormining. The earning of this interest, subsequent arrangements that may be entered into to explore the assets and, if warranted, the development of one or more projects are referred to as the “Transaction”. The effective date of the Transaction is the date that Pormining receives the mineral rights in its name from the General Directorate of Energy and Geology of Portugal (“DGEG”). The Transaction is comprised of the following phases:

•Phase I – First Option;

•Phase II – Second Option;

•51/49 Phase; and

•Phase III – Development and Operation

Phase I – First Option

Phase I commences on the effective date and continues until the first to occur of the first option exercise date and the termination of the first option. During Phase I, MAEPA will grant EUL the sole and exclusive right to hold an undivided 51% interest in Pormining (the first option) for at least three years from the effective date or the issue of the Experimental Exploitation License (the “EEL”) by DGEG to Pormining. EUL’s right to maintain its 51% interest is conditional upon MATSA:

•Paying €400,000 to the Company on or before the effective date (€200,000 ($291,680) was received);

•Funding or providing the necessary financial instrument to cover the guarantee, which will be returned to MATSA following the release of the guarantee by DGEG; and

•Funding expenditures (the first option expenditures) on the mineral rights in an aggregate amount of €2,400,000 (€1,200,000 within the first 12 months following the effective date and €1,200,000 in the next 24 months) on or before three years from the effective date or the issue of the EEL.

Funding of the first option expenditures is solely at MATSA’s discretion and MATSA may elect to terminate the first option at any time by delivering notice (the first option termination notice) to the Company. MATSA may elect to accelerate the funding of the first option expenditures in order to exercise the first option at an earlier date. If there is a shortfall in the first option expenditures, MATSA may elect to pay such amount on or before the end of the three-year period and the first option expenditures will be deemed to have been satisfied.

Upon MATSA completing all of the requirements of the first option, EUL will have unconditionally earned the 51% interest in Pormining. If the first option is terminated, MAEPA will acquire the 51% interest from EUL for a nominal value, the shares will be cancelled and MAEPA will hold a 100% interest in Pormining.

During Phase I, MAEPA will act as the operator of the mineral rights. Pormining will pay MAEPA an operator’s fee equal to €100,000 per year, paid monthly, funded by MATSA and which shall form part of the first option expenditures. In all other phases, Pormining will be the operator unless it appoints another person to act as operator. The operator is responsible for developing and submitting work programs to the technical committee or the board of directors for consideration and approval and to implement work programs when approved according to the approved budget. The technical committee is comprised of two representatives from each of EUL and MAEPA and will be in effect until the first option exercise date. Thereafter, the board of directors will make all decisions with respect to the mineral rights.

During Phase I, EUL will fund 100% of all maintenance payments (as defined) and approved work programs.

Failure by DGEG to issue the mineral rights to Pormining within 120 days (amended to 240 days on April 30, 2020) of the date of the Agreement will result in termination of the Agreement.

See Notes 3 a) and 16.

Phase II – Second Option

Phase II commences on the first option exercise date and continues until the first to occur of the second option exercise date and the termination of the second option. On the first option exercise date, the Company will grant EUL the sole and exclusive right and option to acquire an additional 34% (for an aggregate 85% interest) in Pormining (the second option). EUL’s right to exercise the second option is conditional on MATSA satisfying the second option conditions as follows:

•Preparing, funding and delivering to Pormining a feasibility study on the mineral rights within five years of the issuance of the EEL or, provided that DGEG grants an extension to all or part of the EEL, the time period for when the second option conditions must be shall be extended to a maximum of two additional years, for a total of seven years after the issuance of the original EEL;

•Making proper application for a mining license before the end of the term of the EEL; and

•Making all progress payments to Antofogasta as set out in the Debt Cancellation Agreement dated June 12, 2017 as follows:

oUS$250,000 within 60 days after the date of a news release announcing a NI 43-101 compliant technical report having been completed and with results as defined;

oUS$500,000 within 60 days after the date of a news release announcing completion of a feasibility study with results as defined;

oUS$500,000 on the one-year anniversary of the date of the news release announcing the feasibility study noted above;

oUS$750,000 within 60 days of the commencement of commercial production;

oUS$750,000 on the one-year anniversary of commencement of commercial production;

oUS$750,000 on the second anniversary of commencement of commercial production; and

oUS$750,000 on the third anniversary of commencement of commercial production.

The satisfaction of the second option conditions is solely at MATSA’s discretion and MATSA may elect to terminate the second option at any time by delivering notice (the second option termination notice) to the Company. If the second option is terminated, EUL will be entitled to retain its 51% interest in Pormining, plus an additional 1% interest for every €735,294 of expenditures funded during Phase II and the 51/49 Phase will commence.

Upon MATSA satisfying the second option conditions, EUL automatically earns an additional 34% interest in Pormining for an aggregate interest of 85%.

During Phase II, EUL will fund 100% of all maintenance payments and approved work programs.

51/49 Phase

The 51/49 Phase commences on termination of the second option and continues until the deemed conversion of the interest of a party to a royalty. During the 51/49 Phase, Pormining will remain the operator subject to the terms of the Agreement and the shareholders’ agreement and the activities of the parties with respect to the mineral rights will be continue to be governed by the shareholder’s agreement.

If at any time after the 51/49 Phase has commenced EUL’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty, which royalty shall only be payable up to a maximum total payment of €13,000,000 after which it will no longer be applicable. Upon conversion to the royalty, EUL will have no further rights or interest in respect of the assets under the Agreement or the shareholders’ agreement except for the royalty and the termination provisions apply.

If at any time during the 51/49 Phase MAEPA’s interest is reduced to 15% as a result of dilution calculations, then its interest will be deemed to be converted to a 15% “carried interest” following which MAEPA will not be required to contribute to any further work programs and will not be subject to any further dilution until such time as a feasibility study has been prepared, at which point Phase III will have been deemed to have commenced and MAEPA will have to sell the option.

During the 51/49 Phase, the parties will fund the maintenance payments and contribute to the costs of any approved work and/or development programs in proportion to their proportionate share.

Phase III – Development and Operation

Phase III commences on the second option exercise date and continues until the deemed conversion of the interest of a party to a royalty. Within 90 days of the commencement of Phase III, the Company will transfer its 15% interest in Pormining to MATSA in consideration for €10,000,000 to be paid as follows:

•€3,000,000 upon a construction decision being made by Pormining and all permits having been received from DGEG;

•€3,000,000 upon commencement of commercial production; and

•€4,000,000 upon the first anniversary of commencement of commercial production.

During Phase III, the parties will contribute their respective pro rata share of all approved work programs and budgets.

If at any time after Phase III has commenced MAEPA’s interest is reduced to below 10% as a result of dilution calculations, its interest will be deemed to be converted to a 1.5% royalty as described above for EUL.

Alvito:

Callinan Royalties Corporation (“Callinan”) (now Altius Minerals Corporation) has a 1.5% NSR royalty on the Alvito property.

On April 5, 2017, the Company signed an earn-in option agreement with Australia-based OZ Exploration Pty. Ltd. (“OZE”), a wholly-owned subsidiary of OZ Minerals Limited (“OZM”), to explore on the Alvito iron oxide, copper-gold (“IOCG”) project located in southern Portugal. On October 5, 2018, OZE terminated the agreement and returned 100% ownership to the Company. Since inception of the agreement and to the termination, OZE had forwarded a total of $1,734,369 (€1,136,000) for the Alvito property.

Others including Marateca, Mertola and Covas:

On December 7, 2017, the Company signed an exclusivity agreement with a subsidiary of an international mining company, allowing it a right to negotiate the acquisition of an interest in the Marateca property and the Mertola property for non-refundable payments of €25,000 each. During fiscal 2019, the Company dropped Marateca property and write off $1,096,840.

During fiscal 2019, the Company had applied to DGEG to drop the Alvito and Mertola licenses and as of December 31, 2019, DGEG had not processed such requests.

During fiscal 2018, the Company let the Covas license lapse after Blackheath Resources Inc. (“Blackheath”) terminated the earn-in agreement in March 2018.  As part of the termination, the Company incurred an additional amount of $31,622 (€21,684) as of December 31, 2019 which will be reimbursed by Blackheath.

Kosovo

The Company, through its 100% holding in Innomatik, held one exploration license in Kosovo:

•Metovit

The Metovit license was issued in 2015 and carries certain work commitments and a 5% NSR payable to the government of Kosovo. This license expired on June 10, 2018 and the Company is currently in the process of renewing it. There are no acquisition costs associated with this license.

Slivovo license:

Byrnecut International Limited (“Byrnecut”) has earned an 85% interest in the Slivovo property after forwarding $2,834,986 (€2,000,000) for the Slivovo property to the Company and completing a Preliminary Feasibility Study (“PFS”) by April 10, 2017. Byrnecut and the Company had set up a joint venture entity known as Peshter Mining J.S.C. (“Peshter Mining”) to reflect the 85:15 ownership and transferred the Slivovo license into Peshter Mining with Byrnecut being the operator. Avrupa’s interest in Peshter Mining had since been diluted to below 10%, resulting in the Company’s interest in Peshter Mining being converted into a 2% Net Smelter Return. As of December 31, 2019, Byrnecut spent over €4.6 million in Peshter Mining.

As of December 31, 2019, the Company wrote down its interest in Slivovo by $143,154 (2018 - $nil) to $1 as the Company continues to negotiate with the Kosovo Mining Bureau as well as Byrnecut in order to extend the life of this license.

Germany

The Company has earned an 85% interest in the Oelsnitz property under its agreement with Beak Consultants GmbH (“Beak”) by spending €140,000.  There is no royalty attached to the property. The Company is working with Beak to set up a joint-venture entity. As of December 31, 2019, the Company had spent $252,083 (€192,576) on the Oelsnitz property.

	December 31, 2019	December 31, 2018

Due from optionees
Covas - Blackheath	$ 31,622	$ 33,855
Alvito - OZE	-	9,368
	$ 31,622	$ 43,223